Quarterly Holdings Report
for
Fidelity® Sustainable High Yield ETF
November 30, 2023
SHY-NPRT1-0124
1.9904451.101
Corporate Bonds - 94.5%
	Principal Amount (a)	Value ($)
Convertible Bonds - 2.0%
Aerospace - 0.1%
Spirit Aerosystems, Inc. 3.25% 11/1/28 (b)	5,000	5,852
Broadcasting - 0.8%
DISH Network Corp.:
2.375% 3/15/24	20,000	19,112
3.375% 8/15/26	120,000	54,300
		73,412
Energy - 0.0%
NextEra Energy Partners LP 2.5% 6/15/26 (b)	5,000	4,373
Homebuilders/Real Estate - 0.4%
Redfin Corp. 0.5% 4/1/27	61,000	34,770
Services - 0.1%
Uber Technologies, Inc. 0.875% 12/1/28 (b)	7,000	7,238
Super Retail - 0.1%
Wayfair LLC 0.625% 10/1/25	12,000	10,666
Technology - 0.4%
MicroStrategy, Inc. 0% 2/15/27	18,000	13,984
Seagate HDD Cayman 3.5% 6/1/28 (b)	9,000	10,197
Western Digital Corp. 3% 11/15/28 (b)	10,000	11,440
		35,621
Utilities - 0.1%
PG&E Corp. 4.25% 12/1/27 (b)	9,000	9,000
TOTAL CONVERTIBLE BONDS		180,932
Nonconvertible Bonds - 92.5%
Aerospace - 1.6%
ATI, Inc. 4.875% 10/1/29	50,000	44,750
Bombardier, Inc. 6% 2/15/28 (b)	80,000	75,412
Spirit Aerosystems, Inc. 9.75% 11/15/30 (b)	5,000	5,265
TransDigm, Inc. 4.875% 5/1/29	20,000	18,124
		143,551
Air Transportation - 0.5%
Rand Parent LLC 8.5% 2/15/30 (b)	43,000	40,645
Automotive & Auto Parts - 1.4%
Ford Motor Credit Co. LLC 4.687% 6/9/25	25,000	24,288
Macquarie AirFinance Holdings:
8.125% 3/30/29 (b)	10,000	10,192
8.375% 5/1/28 (b)	10,000	10,252
McLaren Finance PLC 7.5% 8/1/26 (b)	5,000	4,253
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (b)	14,000	6,475
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 11.4932% 10/15/26 (b)(c)(d)	70,000	69,877
		125,337
Banks & Thrifts - 0.2%
UniCredit SpA:
5.459% 6/30/35 (b)(c)	3,000	2,621
5.861% 6/19/32 (b)(c)	10,000	9,417
Western Alliance Bancorp. 3% 6/15/31 (c)	11,000	8,861
		20,899
Broadcasting - 1.3%
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27 (b)	5,000	4,628
7.5% 6/1/29 (b)	6,000	4,729
9% 9/15/28 (b)	10,000	10,100
DISH Network Corp. 11.75% 11/15/27 (b)	20,000	19,853
Univision Communications, Inc.:
5.125% 2/15/25 (b)	42,000	41,475
7.375% 6/30/30 (b)	31,000	30,424
8% 8/15/28 (b)	5,000	5,054
		116,263
Building Materials - 0.8%
Advanced Drain Systems, Inc. 6.375% 6/15/30 (b)	10,000	9,825
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)	9,000	8,990
Cornerstone Building Brands, Inc. 6.125% 1/15/29 (b)	40,000	31,400
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)	20,000	19,659
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)	5,000	4,556
		74,430
Cable/Satellite TV - 2.2%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 1/15/34 (b)	50,000	39,003
4.75% 3/1/30 (b)	25,000	21,879
4.75% 2/1/32 (b)	110,000	92,399
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)	50,000	44,992
DISH DBS Corp. 5.75% 12/1/28 (b)	5,000	3,703
		201,976
Capital Goods - 0.4%
Chart Industries, Inc. 9.5% 1/1/31 (b)	18,000	19,212
Vertical Holdco GmbH 7.625% 7/15/28 (b)	14,000	13,290
		32,502
Chemicals - 5.3%
Axalta Coating Systems LLC 3.375% 2/15/29 (b)	20,000	17,425
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(c)	15,750	11,562
Methanex Corp.:
5.125% 10/15/27	70,000	65,993
5.65% 12/1/44	75,000	60,455
NOVA Chemicals Corp.:
4.25% 5/15/29 (b)	50,000	39,450
4.875% 6/1/24 (b)	10,000	9,886
8.5% 11/15/28 (b)	5,000	5,165
Nufarm Australia Ltd. 5% 1/27/30 (b)	45,000	39,866
Olympus Water U.S. Holding Corp.:
6.25% 10/1/29 (b)	60,000	49,219
9.75% 11/15/28 (b)	15,000	15,428
SCIH Salt Holdings, Inc. 6.625% 5/1/29 (b)	5,000	4,429
The Chemours Co. LLC 4.625% 11/15/29 (b)	165,000	138,637
Tronox, Inc. 4.625% 3/15/29 (b)	25,000	21,257
		478,772
Consumer Products - 0.6%
Kohl's Corp. 4.25% 7/17/25	10,000	9,620
Macy's Retail Holdings LLC 5.875% 4/1/29 (b)	16,000	15,038
Tempur Sealy International, Inc. 4% 4/15/29 (b)	35,000	30,295
		54,953
Containers - 2.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
5.25% 8/15/27 (b)	77,000	56,539
5.25% 8/15/27 (b)	27,000	19,825
Ball Corp. 6% 6/15/29	5,000	4,989
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	50,000	48,754
Graphic Packaging International, Inc. 4.75% 7/15/27 (b)	25,000	23,729
LABL, Inc. 10.5% 7/15/27 (b)	15,000	13,631
OI European Group BV 4.75% 2/15/30 (b)	20,000	18,000
Sealed Air Corp./Sealed Air Corp. U.S. 7.25% 2/15/31 (b)	17,000	17,403
		202,870
Diversified Financial Services - 3.0%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(c)	50,000	49,981
Coinbase Global, Inc. 3.625% 10/1/31 (b)	20,000	14,707
FLY Leasing Ltd. 7% 10/15/24 (b)	3,000	2,772
GGAM Finance Ltd.:
7.75% 5/15/26 (b)	10,000	10,015
8% 2/15/27 (b)	10,000	10,065
8% 6/15/28 (b)	15,000	15,172
Gn Bondco LLC 9.5% 10/15/31 (b)	5,000	4,749
Hightower Holding LLC 6.75% 4/15/29 (b)	20,000	17,293
HTA Group Ltd. 7% 12/18/25 (b)	41,000	40,037
OneMain Finance Corp.:
3.5% 1/15/27	20,000	17,872
3.875% 9/15/28	105,000	90,179
		272,842
Diversified Media - 0.2%
Outfront Media Capital LLC / Corp. 7.375% 2/15/31 (b)	15,000	15,383
Energy - 13.2%
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (b)	30,000	29,288
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	105,000	94,184
California Resources Corp. 7.125% 2/1/26 (b)	100,000	100,605
Centennial Resource Production LLC 5.875% 7/1/29 (b)	30,000	28,650
CGG SA 8.75% 4/1/27 (b)	67,000	60,803
CNX Resources Corp.:
6% 1/15/29 (b)	40,000	38,144
7.375% 1/15/31 (b)	5,000	4,969
CVR Energy, Inc. 5.75% 2/15/28 (b)	20,000	18,494
Energean PLC 6.5% 4/30/27 (b)	40,000	35,200
Energy Transfer LP 6% 2/1/29 (b)	30,000	29,553
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29	35,000	32,591
HF Sinclair Corp. 5% 2/1/28 (e)	40,000	36,739
MEG Energy Corp. 5.875% 2/1/29 (b)	100,000	95,587
Murphy Oil Corp. 6.375% 7/15/28	18,000	17,845
New Fortress Energy, Inc. 6.5% 9/30/26 (b)	178,000	169,064
Northern Oil & Gas, Inc. 8.125% 3/1/28 (b)	30,000	30,309
Oceaneering International, Inc. 6% 2/1/28	50,000	48,479
SM Energy Co. 6.5% 7/15/28	30,000	29,201
Southwestern Energy Co. 5.375% 3/15/30	20,000	18,963
Sunnova Energy Corp. 5.875% 9/1/26 (b)	80,000	64,860
Sunoco LP/Sunoco Finance Corp. 4.5% 5/15/29	90,000	82,030
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
6% 3/1/27 (b)	25,000	24,044
7.5% 10/1/25 (b)	35,000	35,201
Transocean Titan Finance Ltd. 8.375% 2/1/28 (b)	8,000	8,160
Transocean, Inc.:
8% 2/1/27 (b)	45,000	43,078
8.75% 2/15/30 (b)	9,500	9,702
		1,185,743
Environmental - 2.9%
Covanta Holding Corp. 4.875% 12/1/29 (b)	106,000	87,980
Darling Ingredients, Inc. 6% 6/15/30 (b)	5,000	4,827
Madison IAQ LLC 5.875% 6/30/29 (b)	30,000	25,170
Stericycle, Inc.:
3.875% 1/15/29 (b)	80,000	70,540
5.375% 7/15/24 (b)	70,000	69,714
		258,231
Food & Drug Retail - 1.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26 (b)	50,000	47,016
4.875% 2/15/30 (b)	25,000	23,375
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)	35,000	13,781
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)	25,000	21,216
Parkland Corp. 4.625% 5/1/30 (b)	35,000	31,238
		136,626
Food/Beverage/Tobacco - 1.8%
C&S Group Enterprises LLC 5% 12/15/28 (b)	14,000	11,270
Performance Food Group, Inc. 4.25% 8/1/29 (b)	20,000	17,887
Post Holdings, Inc.:
4.5% 9/15/31 (b)	30,000	26,119
4.625% 4/15/30 (b)	20,000	17,868
TreeHouse Foods, Inc. 4% 9/1/28	30,000	25,520
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)	45,000	38,531
U.S. Foods, Inc. 4.625% 6/1/30 (b)	30,000	27,067
		164,262
Healthcare - 7.4%
AdaptHealth LLC 5.125% 3/1/30 (b)	15,000	11,943
Akumin, Inc. 7.5% 8/1/28 (b)	30,000	22,200
Cano Health, Inc. 6.25% 10/1/28 (b)	29,000	1,958
Charles River Laboratories International, Inc. 3.75% 3/15/29 (b)	10,000	8,890
Community Health Systems, Inc.:
4.75% 2/15/31 (b)	104,000	76,303
5.25% 5/15/30 (b)	70,000	55,091
6.875% 4/15/29 (b)	35,000	20,650
8% 3/15/26 (b)	5,000	4,814
DaVita HealthCare Partners, Inc. 3.75% 2/15/31 (b)	67,000	52,450
Encompass Health Corp. 4.625% 4/1/31	30,000	26,333
Jazz Securities DAC 4.375% 1/15/29 (b)	20,000	17,993
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)	10,000	7,650
Modivcare, Inc. 5.875% 11/15/25 (b)	20,000	19,471
Omega Healthcare Investors, Inc. 3.25% 4/15/33	17,000	12,998
Organon & Co. / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/31 (b)	45,000	35,405
Owens & Minor, Inc. 6.625% 4/1/30 (b)	20,000	18,731
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)	75,000	63,179
RegionalCare Hospital Partners Holdings, Inc.:
5.375% 1/15/29 (b)	50,000	32,746
9.875% 8/15/30 (b)	10,000	9,725
RP Escrow Issuer LLC 5.25% 12/15/25 (b)	15,000	11,597
Tenet Healthcare Corp. 6.125% 10/1/28	160,000	155,120
		665,247
Homebuilders/Real Estate - 4.7%
Anywhere Real Estate Group LLC 7% 4/15/30 (b)	8,000	6,910
ATP Tower Holdings LLC/Andean Tower Partners 4.05% 4/27/26 (b)	10,000	8,858
Greystar Real Estate Partners 7.75% 9/1/30 (b)	5,000	5,087
Howard Hughes Corp. 4.375% 2/1/31 (b)	65,000	53,950
LGI Homes, Inc. 8.75% 12/15/28 (b)	5,000	5,143
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29	25,000	17,857
5% 10/15/27	190,000	151,355
Railworks Holdings LP 8.25% 11/15/28 (b)	30,000	29,479
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)	1,000	673
Rithm Capital Corp. 6.25% 10/15/25 (b)	10,000	9,625
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)	50,000	46,125
TRI Pointe Homes, Inc. 5.25% 6/1/27	40,000	38,400
Uniti Group LP / Uniti Group Finance, Inc. 10.5% 2/15/28 (b)	45,000	44,263
		417,725
Hotels - 0.9%
Hilton Domestic Operating Co., Inc. 3.625% 2/15/32 (b)	100,000	83,984
Leisure - 3.2%
Carnival Corp.:
5.75% 3/1/27 (b)	6,000	5,702
6% 5/1/29 (b)	105,000	96,610
ClubCorp Holdings, Inc. 8.5% 9/15/25 (b)	25,000	21,931
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)	35,000	29,654
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (b)	30,000	28,863
5.5% 4/1/28 (b)	95,000	90,751
Viking Cruises Ltd. 9.125% 7/15/31 (b)	10,000	10,401
		283,912
Metals/Mining - 3.7%
Coeur d'Alene Mines Corp. 5.125% 2/15/29 (b)	30,000	25,842
Constellium NV 3.75% 4/15/29 (b)	20,000	17,518
Eldorado Gold Corp. 6.25% 9/1/29 (b)	35,000	31,360
ERO Copper Corp. 6.5% 2/15/30 (b)	75,000	64,136
First Quantum Minerals Ltd. 6.875% 10/15/27 (b)	15,000	11,975
FMG Resources Pty Ltd. 6.125% 4/15/32 (b)	60,000	58,097
HudBay Minerals, Inc. 6.125% 4/1/29 (b)	18,000	16,966
IAMGOLD Corp. 5.75% 10/15/28 (b)	40,000	32,545
Mineral Resources Ltd. 8.5% 5/1/30 (b)	75,000	75,822
		334,261
Paper - 2.3%
Berry Global, Inc. 5.625% 7/15/27 (b)	70,000	68,433
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (b)	25,000	24,056
Domtar Corp. 6.75% 10/1/28 (b)	30,000	26,104
Mercer International, Inc. 5.125% 2/1/29	100,000	83,513
		202,106
Publishing/Printing - 0.2%
Mcgraw-Hill Education, Inc. 8% 8/1/29 (b)	23,000	20,729
Restaurants - 0.5%
Yum! Brands, Inc. 4.625% 1/31/32	50,000	44,963
Services - 9.3%
AECOM 5.125% 3/15/27	50,000	48,611
APX Group, Inc. 5.75% 7/15/29 (b)	40,000	35,717
Aramark Services, Inc.:
5% 4/1/25 (b)	35,000	34,732
5% 2/1/28 (b)	40,000	37,854
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.375% 3/1/29 (b)	12,000	10,815
5.75% 7/15/27 (b)	31,000	29,251
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (b)	35,000	36,289
Dun & Bradstreet Corp. 5% 12/15/29 (b)	12,000	10,843
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	25,000	24,344
Hertz Corp. 4.625% 12/1/26 (b)	50,000	44,068
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (b)	19,000	18,715
Life Time, Inc. 8% 4/15/26 (b)	85,000	85,000
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	16,000	14,920
PowerTeam Services LLC 9.033% 12/4/25 (b)	47,000	42,923
Sotheby's 7.375% 10/15/27 (b)	30,000	27,512
StoneMor, Inc. 8.5% 5/15/29 (b)	30,000	24,000
Uber Technologies, Inc.:
4.5% 8/15/29 (b)	233,000	214,372
8% 11/1/26 (b)	20,000	20,329
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	80,000	75,191
		835,486
Steel - 0.1%
ATI, Inc. 7.25% 8/15/30	10,000	10,047
Super Retail - 3.2%
At Home Group, Inc. 4.875% 7/15/28 (b)	30,000	8,925
Bath & Body Works, Inc.:
6.75% 7/1/36	30,000	27,898
6.95% 3/1/33	30,000	28,055
Carvana Co.:
4.875% 9/1/29 (b)	65,000	37,061
12% 12/1/28 pay-in-kind (b)(c)	9,000	7,108
13% 6/1/30 pay-in-kind (b)(c)	14,000	10,955
14% 6/1/31 pay-in-kind (b)(c)	17,000	13,493
LBM Acquisition LLC 6.25% 1/15/29 (b)	40,000	33,505
Michaels Companies, Inc. 5.25% 5/1/28 (b)	70,000	51,095
Nordstrom, Inc. 4.375% 4/1/30	30,000	24,943
Upbound Group, Inc. 6.375% 2/15/29 (b)	50,000	45,530
		288,568
Technology - 11.1%
Athenahealth Group, Inc. 6.5% 2/15/30 (b)	30,000	26,004
Atkore, Inc. 4.25% 6/1/31 (b)	30,000	25,497
Black Knight InfoServ LLC 3.625% 9/1/28 (b)	30,000	27,825
Block, Inc. 3.5% 6/1/31	107,000	89,549
Cloud Software Group, Inc. 9% 9/30/29 (b)	20,000	17,999
Coherent Corp. 5% 12/15/29 (b)	15,000	13,575
CommScope, Inc. 4.75% 9/1/29 (b)	45,000	28,238
Elastic NV 4.125% 7/15/29 (b)	55,000	49,101
Entegris Escrow Corp. 5.95% 6/15/30 (b)	76,000	73,413
Entegris, Inc. 3.625% 5/1/29 (b)	60,000	52,454
Gen Digital, Inc.:
5% 4/15/25 (b)	55,000	54,555
7.125% 9/30/30 (b)	30,000	30,654
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)	160,000	140,895
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)	5,000	3,925
MicroStrategy, Inc. 6.125% 6/15/28 (b)	10,000	9,221
NCR Voyix Corp. 5.125% 4/15/29 (b)	20,000	18,317
ON Semiconductor Corp. 3.875% 9/1/28 (b)	15,000	13,560
Open Text Corp.:
3.875% 2/15/28 (b)	30,000	27,303
3.875% 12/1/29 (b)	55,000	48,105
Open Text Holdings, Inc.:
4.125% 2/15/30 (b)	10,000	8,850
4.125% 12/1/31 (b)	18,000	15,373
Rackspace Hosting, Inc. 3.5% 2/15/28 (b)	15,000	6,138
Seagate HDD Cayman:
4.125% 1/15/31	20,000	17,126
4.75% 1/1/25	35,000	34,532
5.75% 12/1/34	15,000	13,756
8.25% 12/15/29 (b)	10,000	10,620
Sensata Technologies BV:
4% 4/15/29 (b)	30,000	26,934
5% 10/1/25 (b)	35,000	34,433
TTM Technologies, Inc. 4% 3/1/29 (b)	30,000	26,671
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)	5,000	3,896
Virtusa Corp. 7.125% 12/15/28 (b)	40,000	31,595
VM Consolidated, Inc. 5.5% 4/15/29 (b)	20,000	18,124
		998,238
Telecommunications - 4.6%
Altice Financing SA 5.75% 8/15/29 (b)	90,000	73,980
Altice France Holding SA 6% 2/15/28 (b)	75,000	30,291
Altice France SA 5.125% 7/15/29 (b)	35,000	25,026
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	50,000	45,381
Frontier Communications Holdings LLC 8.75% 5/15/30 (b)	25,000	24,929
IHS Netherlands Holdco BV 8% 9/18/27 (b)	10,000	8,725
Level 3 Financing, Inc. 3.75% 7/15/29 (b)(f)	80,000	38,400
Millicom International Cellular SA 4.5% 4/27/31 (b)	40,000	31,860
SBA Communications Corp. 3.125% 2/1/29	15,000	13,063
Uniti Group, Inc. 6% 1/15/30 (b)	130,000	84,302
Virgin Media Finance PLC 5% 7/15/30 (b)	30,000	25,070
Zayo Group Holdings, Inc. 6.125% 3/1/28 (b)	15,000	10,070
		411,097
Textiles/Apparel - 0.2%
Crocs, Inc. 4.125% 8/15/31 (b)	10,000	8,175
Victoria's Secret & Co. 4.625% 7/15/29 (b)	15,000	12,172
		20,347
Transportation Ex Air/Rail - 0.3%
Seaspan Corp. 5.5% 8/1/29 (b)	30,000	23,400
Utilities - 1.6%
DPL, Inc. 4.35% 4/15/29	30,000	27,185
NextEra Energy Partners LP 4.5% 9/15/27 (b)	5,000	4,616
PG&E Corp.:
5% 7/1/28	50,000	47,563
5.25% 7/1/30	25,000	23,484
Pike Corp. 8.625% 1/31/31 (b)	10,000	10,111
TerraForm Power Operating LLC 4.75% 1/15/30 (b)	30,000	27,000
		139,959
TOTAL NONCONVERTIBLE BONDS		8,305,354
TOTAL CORPORATE BONDS (Cost $8,971,768)		8,486,286

Common Stocks - 0.8%
	Shares	Value ($)
Automotive & Auto Parts - 0.1%
Aptiv PLC (g)	100	8,284
Capital Goods - 0.1%
Regal Rexnord Corp.	80	9,584
Energy - 0.2%
New Fortress Energy, Inc.	400	15,392
Healthcare - 0.2%
Centene Corp. (g)	205	15,104
Technology - 0.1%
Coherent Corp. (g)	380	13,980
Telecommunications - 0.1%
Helios Towers PLC (g)	11,100	10,012
TOTAL COMMON STOCKS (Cost $72,850)		72,356

Bank Loan Obligations - 1.3%
	Principal Amount (a)	Value ($)
Automotive & Auto Parts - 0.1%
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8944% 12/17/28 (c)(d)(h)	5,985	4,244
Energy - 0.2%
New Fortress Energy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.39% 10/30/28 (c)(d)(h)	20,000	19,200
Healthcare - 0.1%
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.533% 11/23/27 (c)(d)(h)	21,944	9,070
Leisure - 0.4%
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.6491% 9/18/26 (c)(d)(h)	24,557	23,473
United PF Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.6448% 12/30/26 (c)(d)(h)	15,000	13,425
TOTAL LEISURE		36,898
Services - 0.2%
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7/30/28 (d)(h)(i)	5,000	4,950
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1984% 12/10/29 (c)(d)(h)	5,000	4,258
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8771% 8/1/30 (c)(d)(h)	10,000	9,756
PowerTeam Services LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8901% 3/6/25 (c)(d)(h)	2,000	1,819
TOTAL SERVICES		20,783
Technology - 0.3%
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1701% 3/1/29 (c)(d)(h)	2,000	1,971
Ukg, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.7643% 5/4/26 (c)(d)(h)	19,899	19,899
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.7643% 5/3/27 (c)(d)(h)	5,000	4,997
TOTAL TECHNOLOGY		26,867
TOTAL BANK LOAN OBLIGATIONS (Cost $122,321)		117,062

Preferred Securities - 1.2%
	Principal Amount (a)	Value ($)
Air Transportation - 0.3%
AerCap Holdings NV 5.875% 10/10/79 (c)	30,000	28,991
Banks & Thrifts - 0.4%
Ally Financial, Inc. 4.7% (c)(j)	50,000	35,192
Energy - 0.5%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.6693% (c)(d)(j)	47,000	44,646
TOTAL PREFERRED SECURITIES (Cost $120,200)		108,829

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (k) (Cost $65,700)	65,687	65,700

TOTAL INVESTMENT IN SECURITIES - 98.5% (Cost $9,352,839)	8,850,233
NET OTHER ASSETS (LIABILITIES) - 1.5%	136,152
NET ASSETS - 100.0%	8,986,385

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,731,850 or 74.9% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Level 3 security
(g)	Non-income producing
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	The coupon rate will be determined upon settlement of the loan after period end.
(j)	Security is perpetual in nature with no stated maturity date.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	76,427	309,466	320,193	849	-	-	65,700	0.0%
Total	76,427	309,466	320,193	849	-	-	65,700

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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